Going Concern (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (1,348,155)	$ (382,886)	$ (701,994)	$ (7,254,006)
Accumulated deficit	(9,304,155)		$ (701,994)	(7,956,000)
Working capital deficit	$ (2,735,874)			$ 2,459,829